UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number           811-08004
Aston Funds

(Exact name of registrant as specified in charter)
120 North LaSalle Street, 25th Floor
Chicago, IL 60602

(Address of principal executive offices) (Zip code)
Kenneth C. Anderson, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602

(Name and address of agent for service)
Registrant’s telephone number, including area code:           312-268-1400
Date of fiscal year end:      October 31
Date of reporting period:      July 1, 2008 — July 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30bl-4 thereunder (17 CFR 270.30M-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JULY 30, 2008
ASTON/McDONNELL MUNICIPAL BOND FUND
The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2008 to July 30, 2008.
The Fund was liquidated on July 30, 2008.
ASTON/TCH INVESTMENT GRADE BOND FUND
The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2008 to July 30, 2008.
The Fund was liquidated on July 30, 2008.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aston Funds

By (Signature and Title)*	/s/ Kenneth C. Anderson
Kenneth C. Anderson, President (Principal Executive Officer)

Date	September 30, 2008

*Print the name and title of each signing officer under his or her signature.